Trade payables and others - Disclosure of trade payables and others (Details) € in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2024 EUR (€)	Feb. 29, 2024 EUR (€)	Jun. 30, 2024 EUR (€) loan	Dec. 31, 2020 EUR (€)	Dec. 31, 2023 EUR (€) loan
Disclosure of trade payables and others [Line Items]
Suppliers (excluding payables related to capital expenditures)			€ 8,751		€ 8,561
Tax and employee-related payables			6,013		7,021
Other current payables			1,109		1,436
Trade payables and others (excluding payables related to capital expenditures)			15,873		17,018
Payables related to capital expenditures			0		0
Payables and others			15,873		17,018
Current payables on social security and taxes other than income tax			400		€ 1,400
Payment on social security and taxes other than income tax		€ 700
Offset against income from research tax credit 2020			€ 300
Income from research tax credit 2020				€ 13,018
Number of state guaranteed loans | loan			2		2
Forecast
Disclosure of trade payables and others [Line Items]
Income from research tax credit 2020, receivable	€ 12,700